Long-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt, Current Maturities [Abstract]
Long term borrowings	¥ 3,000	¥ 1,546		¥ 12,900	$ 1,775	$ 423
Interest expenses	¥ 24	¥ 52
Long-term borrowings				¥ 100